Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated March 1, 2019 to the Prospectus, dated May 1, 2018, and the Statement of Additional Information, dated May 1, 2018, as supplemented February 15, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Enhanced Core Bond Fund (the “Fund”), a series of AMG Funds II, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective on or about May 1, 2019 (the “Implementation Date”), the Fund’s name will change from AMG GW&K Enhanced Core Bond Fund to AMG GW&K Enhanced Core Bond ESG Fund and the Fund’s investment objective, principal investment strategies (including its policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of U.S. and foreign issuers) and principal risks will change as described below.

Effective on the Implementation Date, the Prospectus is revised as follows:

All references to AMG GW&K Enhanced Core Bond Fund are replaced with AMG GW&K Enhanced Core Bond ESG Fund.

The section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Investment Objective” on page 3 is deleted and replaced with the following:

The AMG GW&K Enhanced Core Bond ESG Fund’s (the “Fund”) investment objective is to generate income and capital appreciation.

The section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Principal Investment Strategies” on page 3 is deleted and replaced with the following:

The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed income securities. The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in asset-backed and mortgage-backed debt securities. Up to 20% of the Fund’s assets may be invested in below investment grade securities (commonly known as “junk bonds” or “high yield securities”) (below Baa3/BBB by Moody’s Investors Service, Inc. (“Moody’s”)/Standard & Poor’s Ratings Services (“S&P”) or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality). In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis and technical analysis.

While the Fund may purchase debt securities of any duration, the Fund currently intends to primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of December 31, 2018, the duration of the benchmark was 5.86 years. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

In selecting debt securities issued by public and private U.S. companies and state and local governments issuing taxable municipal securities, GW&K gives special consideration to ESG criteria. GW&K employs a pragmatic approach in applying ESG factors into the firm’s investment analysis processes, and GW&K may adjust its assessment of an investment based on a number of considerations. As part of GW&K’s research process, GW&K recognizes ESG factors as key considerations among many other fundamental, technical and valuation factors in making investment decisions. GW&K recognizes that the relative impact of ESG factors on performance may vary across industries and regions, but the firm believes that responsible corporate behavior with respect to ESG factors can lead to positive and sustainable long-term financial performance.

As part of GW&K’s ESG process, GW&K uses proprietary, internal research and analysis, and also subscribes to various independent third party research providers that provide corporate ESG research. GW&K seeks to identify issuers that GW&K believes are leaders in effectively addressing exposure to ESG risks through robust business practices, policies and programs, or issuers that have more limited exposure to ESG risks. This process incorporates various factors that GW&K believes are relevant for a particular issuer, including industry exposure and issuer-specific factors.

Among the ESG criteria that GW&K considers when seeking to identify issuers under consideration for investment by the Fund are: environmental impact of products and services, carbon emissions, human rights, social impact of products and services, ethical business practices, governance considerations including board and senior management composition and practices, compliance with applicable laws and regulations and related best practices, and other standards.

The section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Principal Risks” on page 4 is revised to reflect that the Fund is subject to the following additional principal risk:

ESG Investing Risk—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

AMG GW&K Enhanced Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS II

AMG GW&K Enhanced Core Bond Fund

Supplement dated March 1, 2019 to the Prospectus, dated May 1, 2018, and the Statement of Additional Information, dated May 1, 2018, as supplemented February 15, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Enhanced Core Bond Fund (the “Fund”), a series of AMG Funds II, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective on or about May 1, 2019 (the “Implementation Date”), the Fund’s name will change from AMG GW&K Enhanced Core Bond Fund to AMG GW&K Enhanced Core Bond ESG Fund and the Fund’s investment objective, principal investment strategies (including its policy to, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of U.S. and foreign issuers) and principal risks will change as described below.

Effective on the Implementation Date, the Prospectus is revised as follows:

All references to AMG GW&K Enhanced Core Bond Fund are replaced with AMG GW&K Enhanced Core Bond ESG Fund.

The section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Investment Objective” on page 3 is deleted and replaced with the following:

The AMG GW&K Enhanced Core Bond ESG Fund’s (the “Fund”) investment objective is to generate income and capital appreciation.

The section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Principal Investment Strategies” on page 3 is deleted and replaced with the following:

The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed income securities. The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in asset-backed and mortgage-backed debt securities. Up to 20% of the Fund’s assets may be invested in below investment grade securities (commonly known as “junk bonds” or “high yield securities”) (below Baa3/BBB by Moody’s Investors Service, Inc. (“Moody’s”)/Standard & Poor’s Ratings Services (“S&P”) or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality). In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis and technical analysis.

While the Fund may purchase debt securities of any duration, the Fund currently intends to primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of December 31, 2018, the duration of the benchmark was 5.86 years. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

In selecting debt securities issued by public and private U.S. companies and state and local governments issuing taxable municipal securities, GW&K gives special consideration to ESG criteria. GW&K employs a pragmatic approach in applying ESG factors into the firm’s investment analysis processes, and GW&K may adjust its assessment of an investment based on a number of considerations. As part of GW&K’s research process, GW&K recognizes ESG factors as key considerations among many other fundamental, technical and valuation factors in making investment decisions. GW&K recognizes that the relative impact of ESG factors on performance may vary across industries and regions, but the firm believes that responsible corporate behavior with respect to ESG factors can lead to positive and sustainable long-term financial performance.

As part of GW&K’s ESG process, GW&K uses proprietary, internal research and analysis, and also subscribes to various independent third party research providers that provide corporate ESG research. GW&K seeks to identify issuers that GW&K believes are leaders in effectively addressing exposure to ESG risks through robust business practices, policies and programs, or issuers that have more limited exposure to ESG risks. This process incorporates various factors that GW&K believes are relevant for a particular issuer, including industry exposure and issuer-specific factors.

Among the ESG criteria that GW&K considers when seeking to identify issuers under consideration for investment by the Fund are: environmental impact of products and services, carbon emissions, human rights, social impact of products and services, ethical business practices, governance considerations including board and senior management composition and practices, compliance with applicable laws and regulations and related best practices, and other standards.

The section under “Summary of the Fund – AMG GW&K Enhanced Core Bond Fund” titled “Principal Risks” on page 4 is revised to reflect that the Fund is subject to the following additional principal risk:

ESG Investing Risk—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.